Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,333,000
Previously Paid Amount	0.00
Total Fee Amount	3,912.79
Total Offset Amount	0.00
Net Fee	3,912.79
Narrative - Max Aggregate Offering Price	$ 28,333,000
Final Prospectus	true